PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Movements of pension benefit obligation (Details) Rp in Billions		12 Months Ended
	Jun. 07, 2017	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Disclosure of defined benefit plans [line items]
Maximum percentage of surplus defined benefit plan	10
Threshold FSR	105
Employer's contributions		Rp (226)	Rp (205)
Telkomsel
Disclosure of defined benefit plans [line items]
Pension benefit obligations at end of year		832
Periodic pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Pension benefit obligations at beginning of year		3,852	2,209
Periodic pension benefit cost		(331)	(142)
Actuarial (gain) losses recognized in OCI		91	1,585
Return on plan assets (excluding amount included in net interest expense)		19	(31)
Employer's contributions			(53)
Benefits paid		(105)
Pension benefit obligations at end of year		Rp 4,188	Rp 3,852